Goodwill and Intangible Assets	6 Months Ended
Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6: Goodwill and Intangible Assets
A summary of the changes in the fair value of goodwill for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively, is as follows (in thousands):

Successor
Goodwill - August 4, 2022	$1,105,258
Impairment	(698,650)

Goodwill - January 31, 2023	$406,608

Predecessor
Goodwill - January 31, 2021	$28,614
Adjustment related to business acquisitions	675
Business acquisition	5,713

Goodwill - January 31, 2022	$35,002

Goodwill - January 31, 2022	$35,002
Adjustment related to business acquisitions	—

Goodwill - August 3, 2022	$35,002

The Company recorded an impairment charge of $698.7 million during the Successor Period, as part of its interim test of goodwill. The Company’s estimate of the fair value of its single reporting unit of $675.0 million was below the carrying value of the reporting unit of $1,373.7 million as of October 31, 2022.
Determining the fair value of our reporting unit requires judgment and the use of significant estimates and assumptions. Given the current competitive and macroeconomic environment and the uncertainties regarding the related impact on the business, there can be no assurance that the estimates and assumptions made for purposes of the Company’s interim and annual goodwill impairment tests will prove to be accurate predictions of the future. If the Company’s assumptions are not realized, the Company may record additional goodwill impairment charges in the future. It is not possible at this time to determine if any such future impairment charge would result or whether such charge would be material.
The tables below summarize the Company’s intangible assets as of January 31, 2023, and the Predecessor’s intangible assets as of January 31, 2022 (amounts in thousands, except for useful lives).

Successor	As of January 31, 2023
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	8.6	$154,400	$(11,894)	$142,506
Developed technology	5	95,800	(9,425)	86,375
Trademarks / trade names	10	35,300	(1,737)	33,563

		$285,500	$(23,056)	$262,444

Predecessor	As of January 31, 2022
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	6	$15,450	$(3,239)	$12,211
Developed technology	5	2,560	(621)	1,939
Trademarks / trade names	2	140	(80)	60

		$18,150	$(3,940)	$14,210

The Company analyzed if there was an impairment of long-lived assets as of January 31, 2023. The Company determined that the carrying value of its assets were recoverable and accordingly, concluded that no impairment had occurred.
The tables below summarizes the future amortization of the Company’s intangible assets as of January 31, 2023 (amounts in thousands).

Fiscal 2024	$42,981
Fiscal 2025	38,968
Fiscal 2026	38,968
Fiscal 2027	38,968
Fiscal 2028	29,542
Thereafter	73,017

Total amortization of intangible assets expense	$262,444

On the Company’s Consolidated Statement of Comprehensive Loss, the Company recognizes expense for the amortization of customer relationships within sales and marketing expense, expense for the amortization of developed technology within cost of subscription revenue, and expense for the amortization of trademarks and trade names within general and administrative expense.

The Company recognized amortization of intangible assets expense in the accompanying Consolidated Statements of Comprehensive Loss for the for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Cost of revenue - subscription	$9,425	$260	$481
Sales and marketing	11,894	1,308	2,478
General and administrative	1,737	36	63

Total amortization of acquired intangible assets	$23,056	$1,604	$3,022